INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year Ended December 31,
	2023	2022
Loss before tax	($195,915)	($61,404)
Combined statutory tax rate	27%	27%
Income tax recovery computed at statutory tax rate	(52,897)	(16,579)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	6,152	1,052
Impact of foreign exchange on deferred income tax assets and liabilities	(60,889)	(20,238)
Change in unrecognized deferred income tax asset	44,230	2,097
7.5% mining royalty in Mexico and Nevada net proceeds tax	2,100	11,345
Other non-deductible expenses	13,994	16,941
Impact of inflationary adjustments	(12,714)	(18,015)
Change in tax provision estimates	448	(2,127)
Value of losses forgone due to tax settlement	-	55,657
Tax settlement	-	24,033
Other	(1,227)	(1,294)
Income tax (recovery) expense	($60,803)	$52,872

Statements of Earnings Presentation
Current income tax expense	$14,005	$56,250
Deferred income tax recovery	(74,808)	(3,378)
Income tax (recovery) expense	($60,803)	$52,872
Effective tax rate	31%	(86%)

Disclosure of detailed information about tax receivables and payables [Table Text Block]
	Year Ended December 31,
	2023	2022
Current income tax payable	$5,222	$18,240
Non-current income tax payable	23,612	20,605
	$28,834	$38,845

Disclosure of detailed information about deferred taxes [Table Text Block]
Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2021	$187,270	$41,743	($101,607)	$16,769	$144,175
(Expense) benefit to statement of earnings	(5,451)	3,217	(5,449)	1,082	(6,601)
Charge to equity	-	-	-	(1,458)	(1,458)
Re-class to liabilities held for sale	(34,189)	(2,283)	36,340	(399)	(531)
At December 31, 2022	$147,630	$42,677	($70,716)	$15,994	$135,585
(Expense) benefit to statement of earnings	54,978	(784)	(59,897)	5,824	121
Translation and other	-	314	-	-	314
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020

Deferred tax liabilities	Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2021	$192,648	$606	$27,500	$220,754
Benefit to statement of earnings	(4,884)	-	(5,095)	(9,979)
Reclassed to current income taxes payable	-	(606)	-	(606)
Translation and other	-	-	(393)	(393)
Re-class to liabilities held-for-sale	(8,773)	-	(12)	(8,785)
At December 31, 2022	$178,991	$-	$22,000	$200,991
Benefit to statement of earnings	(49,050)	-	(25,637)	(74,687)
At December 31, 2023	$129,941	$-	($3,637)	$126,304

Statements of Financial Position Presentation
Deferred tax assets				$57,062
Deferred tax liabilities				122,468
At December 31, 2022				$65,406
Deferred tax assets				$88,732
Deferred tax liabilities				79,017
At December 31, 2023				($9,715)

Disclosure of detailed information about deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets [Table Text Block]
	Year Ended December 31,
	2023	2022
Non-capital losses	$347,291	$277,067
Capital losses	33,005	26,592
Accrued expenses	628	888
Mineral properties, plant and equipment	46,188	45,264
Other	53,592	30,769
	$480,704	$380,580

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2023	December 31, 2022
2023	$-	$-	$-	$-	2,298
2024	-	-	33,213	33,213	31,322
2025	-	-	21,168	21,168	21,785
2026	-	-	3,211	3,211	4,158
2027	-	-	8,587	8,587	12,739
2028	-	-	48,690	48,690	49,174
2029	-	-	89,522	89,522	82,358
2030	-	-	55,906	55,906	74,040
2031	-	-	62,244	62,244	73,648
2032	-	-	8,904	8,904	80,114
2033 and after	42,579	26,492	63,014	132,085	34,288
No expiry	-	261,576	-	261,576	161,662
Total	$42,579	$288,068	$394,459	$725,106	$627,586
Unrecognized losses	$42,579	$26,492	$106,634	$175,705	$277,067